Employee Benefit Plan, Description of Plan (Policies) - EBP 62-1612879-001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Basis of Accounting
Basis of Accounting - The financial statements of the Plan are prepared under the accrual method of accounting.

Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. Contract value is the relevant measure for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the plan.

EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting
Basis of Accounting - The financial statements of the Plan are prepared under the accrual method of accounting.

Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. Contract value is the relevant measure for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the plan.

EBP, Investment
Investment Valuation and Income Recognition - As of December 31, 2025 and 2024, all investments, except for the guaranteed investment contract, are stated at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Plan's Benefits Investment Committee determines the Plan's valuation policies utilizing information provided by the investment advisor and trustee.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

EBP, Expense
Expenses - Certain expenses of maintaining the Plan are paid by the Plan unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses. Investment related expenses are included as a reduction in net appreciation in fair value of investments.

EBP, Note Receivable from Participant
Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are charged directly to the borrowing participant’s account and are included in administrative expenses when incurred. If a participant does not make loan repayments and the plan administrator considers the participant loan to be in default, the loan balance is reduced, and the delinquent participant note receivable is recorded as a benefit payment based on the terms of the Plan document.

EBP, Payment to Participant	Payment of Benefits - Benefits are recorded when paid.
EBP, Use of Estimate
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Investment
Investment Valuation and Income Recognition - As of December 31, 2025 and 2024, all investments, except for the guaranteed investment contract, are stated at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Plan's Benefits Investment Committee determines the Plan's valuation policies utilizing information provided by the investment advisor and trustee.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

EBP, Expense
Expenses - Certain expenses of maintaining the Plan are paid by the Plan unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses. Investment related expenses are included as a reduction in net appreciation in fair value of investments.

EBP, Note Receivable from Participant
Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are charged directly to the borrowing participant’s account and are included in administrative expenses when incurred. If a participant does not make loan repayments and the plan administrator considers the participant loan to be in default, the loan balance is reduced, and the delinquent participant note receivable is recorded as a benefit payment based on the terms of the Plan document.

EBP, Payment to Participant	Payment of Benefits - Benefits are recorded when paid.
EBP, Use of Estimate
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.